Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–168.62%(a)
Alabama–2.34%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 3,630	$ 4,200,273
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS - AGM)(b)	5.25%	07/01/2030	1,800	1,806,624
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	185	177,663
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	940	1,115,771
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (c)	5.50%	01/01/2043	1,900	1,246,628
Lower Alabama Gas District (The); Series 2016 A, RB (d)	5.00%	09/01/2046	2,100	2,762,970
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	615	629,477
				11,939,406
Alaska–0.70%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (d)	5.50%	10/01/2041	3,465	3,577,855
Arizona–4.17%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,645	1,787,128
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	826	828,741
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2038	1,200	1,183,392
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2047	870	864,980
City of Phoenix Civic Improvement Corp; Series 2020, RB (d)	5.00%	07/01/2049	2,250	2,632,500
City of Phoenix Civic Improvement Corp.; Series 2020 A, RB	5.00%	07/01/2044	1,495	1,957,403
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,000	949,940
Series 2017, Ref. RB	5.00%	11/15/2045	665	540,233
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2054	165	163,393
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	875	877,153
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	690	691,656
Series 2009, RB	7.13%	01/01/2045	660	661,617
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	380	417,525
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,340	2,419,420
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (f)	5.00%	07/01/2042	1,160	1,317,772
Series 2017 A, RB (f)	5.00%	07/01/2047	1,855	2,094,165
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB (e)	5.00%	06/15/2052	270	241,226
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	885	840,316
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	600	783,276
				21,251,836
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	569,575
California–18.22%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 C, RB (INS - AGM)(b)(g)	0.00%	09/01/2021	7,265	7,223,662
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (d)	5.00%	04/01/2056	1,890	2,214,003
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	900	818,361
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	$ 8,390	$ 533,520
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	2,805	3,044,940
Series 2012, GO Bonds	5.00%	04/01/2042	2,060	2,209,968
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	2,220	2,394,048
Series 2013, GO Bonds	5.00%	04/01/2037	1,350	1,492,951
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,000	2,283,780
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	625	650,300
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	373	380,852
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	940	1,039,405
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (f)	5.00%	12/31/2038	1,110	1,218,991
Series 2018 A, RB (f)	5.00%	12/31/2043	1,500	1,628,580
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(f)	5.00%	07/01/2027	1,050	1,099,392
Series 2012, RB (e)(f)	5.00%	07/01/2030	1,215	1,266,880
Series 2012, RB (e)(f)	5.00%	07/01/2037	2,685	2,766,705
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	655	673,576
Series 2016 A, RB (e)	5.00%	12/01/2041	1,030	1,057,522
Series 2016 A, RB (e)	5.25%	12/01/2056	750	762,120
California State University; Series 2018 A, Ref. RB	5.00%	11/01/2048	1,545	1,921,269
City of Long Beach CA Harbor Revenue; Series 2020-XM0865, Ctfs. (d)	5.00%	05/15/2044	1,495	1,852,335
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	390	390,328
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(b)(g)	0.00%	01/15/2034	3,145	2,117,277
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,050	1,164,870
Series 2015 A, Ref. RB	5.00%	06/01/2040	3,000	3,442,920
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	875	875,709
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB	5.00%	07/01/2037	1,200	1,301,496
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	435	638,101
Series 2009 B, RB	6.50%	11/01/2039	1,660	2,489,568
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (h)	6.25%	08/01/2043	1,500	1,592,670
Oakland (Port of), CA; Series 2012 P, Ref. RB (f)	5.00%	05/01/2028	2,730	2,886,647
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	465	487,855
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, RB (INS - NATL)(b)(g)	0.00%	06/01/2021	9,000	8,973,990
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	1,655	1,683,731
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (d)	5.00%	08/01/2036	8,490	8,972,741
San Diego (County of), CA Regional Airport Authority; Series 2010 A, RB	5.00%	07/01/2034	1,600	1,605,856
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (f)	5.00%	05/01/2025	850	878,628
Series 2011 F, Ref. RB (f)	5.00%	05/01/2026	1,700	1,756,627
Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	875	1,043,289
Series 2019 A, Ref. RB (f)	5.00%	05/01/2039	1,760	2,078,525
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (d)	5.00%	11/01/2036	3,690	3,942,138
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	505	547,930
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	2,605	803,642
State of California; Series 2020-XX1123, Ctfs. (d)(i)	4.00%	03/01/2046	2,245	2,643,824
University of California; Series 2018 AZ, Ref. RB (d)	4.00%	05/15/2048	1,780	2,038,865
				92,890,387
Colorado–2.43%
Arkansas River Power Authority; Series 2006, RB (j)	5.88%	10/01/2026	925	1,113,052
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,267,746
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB (j)(k)	5.00%	06/01/2027	$ 435	$ 564,578
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	1,005	787,468
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	1,500	1,503,975
Series 2010, RB	6.00%	01/15/2034	1,200	1,202,472
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	490,755
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs. (d)(i)	5.00%	08/01/2044	935	1,047,387
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037	1,400	1,501,388
Series 2018 A, Ref. RB (d)(f)	5.25%	12/01/2048	1,315	1,546,164
Series 2018 A-2, RB (g)	0.00%	08/01/2034	1,270	844,359
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	530	505,207
				12,374,551
District of Columbia–1.55%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	1,650	1,489,917
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	5,005	5,139,435
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,263,376
				7,892,728
Florida–9.40%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	370	386,439
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	687,790
Broward (County of), FL;
Series 2012 A, RB (j)(k)	5.00%	10/01/2022	2,460	2,736,233
Series 2013 C, RB (j)(k)	5.25%	10/01/2023	1,900	2,213,500
Series 2015 A, RB (f)	5.00%	10/01/2045	1,075	1,186,607
Series 2017, RB (d)(f)(i)	5.00%	10/01/2047	1,935	2,191,775
Series 2019 B, RB (f)	4.00%	09/01/2044	625	660,125
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045	190	151,179
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs. (d)(i)	5.00%	07/01/2049	1,775	2,098,565
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $976,983) (c)(e)	7.75%	05/15/2035	1,000	750,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,100	1,193,324
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (j)	5.95%	07/01/2020	40	40,184
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,255	2,504,493
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	1,800	1,883,268
Greater Orlando Aviation Authority; Series 2019 A, RB (f)	4.00%	10/01/2044	1,750	1,894,165
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	1,555	1,747,525
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	155	164,385
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	766,118
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB (f)(j)(k)	5.00%	10/01/2022	3,780	4,171,759
Series 2012 B, Ref. RB	5.00%	10/01/2032	870	960,950
Series 2012 B, Ref. RB	5.00%	10/01/2035	1,375	1,515,360
Series 2012 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2035	1,450	1,598,016
Series 2016 A, Ref. RB	5.00%	10/01/2041	965	1,095,014
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (d)	5.00%	04/01/2053	2,890	3,246,857
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	1,000	1,002,640
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (j)(k)	6.13%	08/01/2020	520	524,914
Series 2010, Ref. RB	6.13%	08/01/2042	185	186,071
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(k)(l)	0.94%	11/01/2021	$ 435	$ 435,457
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	1,535	1,756,086
Osceola (County of), FL;
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2052	335	87,938
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2053	335	84,102
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2054	285	68,411
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB (j)(k)	5.00%	12/01/2024	1,125	1,354,309
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB (d)	5.00%	10/01/2031	2,805	2,977,171
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	757,250
Reunion East Community Development District;
Series 2005, RB (c)(m)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	180	174,818
Sterling Hill Community Development District; Series 2003 A, RB (m)(n)	6.20%	05/01/2035	828	521,426
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,081,630
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	1,087,498
				47,943,354
Georgia–2.47%
Atlanta (City of), GA; Series 2015, Ref. RB (d)	5.00%	11/01/2040	6,015	7,003,204
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	2,265	2,401,874
Brookhaven Development Authority;
Series 2020, RB (d)(i)	4.00%	07/01/2044	845	948,420
Series 2020, RB (d)(i)	4.00%	07/01/2049	1,250	1,391,725
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	745	830,213
				12,575,436
Hawaii–3.41%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	2,250	2,256,075
Series 2014 EO, GO Bonds	5.00%	08/01/2033	4,500	5,239,530
Series 2015 A, RB (f)	5.00%	07/01/2041	645	723,039
Series 2015 A, RB (f)	5.00%	07/01/2045	1,295	1,443,821
Series 2018 A, RB (f)	5.00%	07/01/2043	1,150	1,334,356
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB	5.50%	07/01/2043	2,500	2,700,775
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,103,030
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB (d)	5.00%	07/01/2031	2,160	2,579,580
				17,380,206
Idaho–0.32%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	532,343
Regents of the University of Idaho; Series 2011, Ref. RB (k)	5.25%	04/01/2021	1,055	1,092,379
				1,624,722
Illinois–20.15%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	820	820,172
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(b)(g)	0.00%	01/01/2029	1,710	1,477,679
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$ 795	$ 815,726
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	331,932
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	264,807
Series 2011 A, RB (j)(k)	5.25%	01/01/2022	2,785	3,003,595
Series 2011, COP	7.13%	05/01/2021	379	379,260
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,250	1,250,375
Series 2012 A, GO Bonds (INS - BAM)(b)	5.00%	01/01/2033	1,190	1,249,750
Series 2012, RB	5.00%	01/01/2042	2,585	2,687,805
Series 2014, RB	5.00%	11/01/2044	665	702,466
Series 2014, Ref. RB	5.00%	01/01/2029	890	877,469
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,682,333
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,662,855
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2031	2,600	2,803,918
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	950	1,010,449
Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB	5.75%	01/01/2038	1,900	2,008,452
Series 2015 C, RB (f)	5.00%	01/01/2046	645	698,877
Series 2015 D, RB	5.00%	01/01/2046	450	493,034
Series 2017 D, RB	5.25%	01/01/2042	1,035	1,181,784
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	950	898,700
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	535	616,625
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	518,976
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	750	766,590
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,335	1,526,332
Chicago (City of), IL Transit Authority;
Series 2011, RB (d)(i)	5.25%	12/01/2036	4,185	4,360,854
Series 2014, RB	5.00%	12/01/2044	2,850	3,062,695
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(b)	4.00%	01/01/2041	1,485	1,580,485
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(b)	5.25%	07/01/2029	1,660	1,772,133
Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,065,635
Series 2014, GO Bonds	5.00%	05/01/2035	355	356,864
Series 2014, GO Bonds	5.00%	05/01/2036	850	852,958
Series 2016, GO Bonds	5.00%	11/01/2036	895	899,833
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	197,400
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	117,275
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	1,916,058
Series 2018 A, GO Bonds	6.00%	05/01/2027	575	610,305
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	947,155
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	1,550	1,569,608
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	435	442,238
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,092,666
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB (j)(k)	5.00%	03/01/2022	1,000	1,083,305
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,100	1,227,468
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (f)	8.00%	06/01/2032	270	269,965
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,164,400
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	450	423,675
Series 2019 A, Ref. RB	5.00%	11/01/2040	45	40,773
Series 2019 A, Ref. RB	5.00%	11/01/2049	410	356,696
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	2,018,512
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB (c)	5.63%	05/15/2020	1,102	716,139
Series 2016, RB (c)	2.00%	05/15/2055	257	2,573
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,290
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,727,644
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (d)	5.50%	08/15/2041	$ 2,595	$ 2,689,640
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (d)	5.25%	10/01/2052	2,460	2,702,827
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(b)(g)	0.00%	12/15/2029	2,100	1,538,712
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	4,552,920
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(b)	5.25%	06/15/2031	920	1,004,640
Series 2014, Ref. RB (INS - AGM)(b)	5.25%	06/15/2032	840	908,939
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (d)	5.00%	01/01/2038	3,125	3,372,813
Series 2014 C, RB (d)	5.00%	01/01/2039	3,760	4,280,910
Series 2015 A, RB (d)	5.00%	01/01/2040	1,500	1,731,855
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	2,350	3,368,772
Peoria (County of), IL; Series 2011, GO Bonds (d)	5.00%	12/15/2041	3,425	3,506,275
Peoria, Moline & Freeport (Cities of), IL; Series 1995 A, RB (CEP - GNMA)(f)	7.60%	04/01/2027	20	20,081
Railsplitter Tobacco Settlement Authority; Series 2010, RB (j)(k)	5.50%	06/01/2021	3,625	3,816,291
Regional Transportation Authority;
Series 2002 A, RB (INS - NATL)(b)	6.00%	07/01/2029	860	1,160,690
Series 2018 B, RB	5.00%	06/01/2040	1,730	2,066,641
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (d)	5.00%	01/01/2048	3,135	3,424,768
				102,752,337
Indiana–2.71%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	2,550	2,715,674
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2035	500	526,790
Series 2013 A, RB (f)	5.00%	07/01/2048	440	458,317
Series 2013, RB (f)	5.00%	07/01/2040	2,940	3,079,915
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	610	622,273
Series 2012 A, RB	5.00%	06/01/2039	2,550	2,563,719
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB (j)(k)	5.25%	07/01/2023	1,000	1,151,000
Series 2016 A, Ref. RB	5.00%	01/01/2042	940	1,106,032
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	6.75%	01/01/2034	1,500	1,594,380
				13,818,100
Iowa–1.57%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	965	975,731
Series 2013, RB (e)	5.88%	12/01/2027	825	852,440
Series 2013, Ref. RB (k)	5.25%	12/01/2037	965	970,346
Series 2019, Ref. RB	3.13%	12/01/2022	360	356,544
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	665	641,552
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (h)	5.60%	06/01/2034	210	212,772
Series 2005 C, RB	5.50%	06/01/2042	1,465	1,484,338
Series 2005 C, RB	5.63%	06/01/2046	1,040	1,053,728
Series 2005 E, RB (g)	0.00%	06/01/2046	9,640	1,468,750
				8,016,201
Kansas–0.27%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,215	1,384,104
Kentucky–2.61%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(k)(l)	1.54%	02/01/2025	530	516,951
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	12/01/2047	835	872,750
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	$ 1,515	$ 1,567,116
Series 2015 A, RB	5.00%	01/01/2045	255	261,138
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	945	1,006,860
Series 2017 A, Ref. RB	5.00%	06/01/2045	775	804,295
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, RB (j)(k)	6.38%	06/01/2020	1,350	1,350,000
Kentucky (State of) Public Energy Authority; Series 2019 C, RB (k)	4.00%	02/01/2028	1,115	1,239,992
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,034,380
Kentucky Bond Development Corp; Series 2020, RB (INS - BAM)(b)(d)(i)	5.00%	09/01/2044	2,860	3,550,604
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,100,510
				13,304,596
Louisiana–1.57%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(b)	4.00%	12/01/2039	1,000	1,161,210
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, RB (INS - AGM)(b)	5.25%	06/01/2033	2,000	2,245,300
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (e)	3.90%	11/01/2044	735	608,705
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2043	335	397,330
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	520	520,733
Series 2013 A, Ref. RB	5.25%	05/15/2031	655	671,283
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,245	1,303,528
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,050	1,098,542
				8,006,631
Maryland–0.94%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	286,171
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	666,417
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,205	1,303,713
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (j)(k)	5.75%	06/01/2020	1,095	1,095,000
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (j)(k)	5.38%	06/01/2020	775	775,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	677,884
				4,804,185
Massachusetts–1.93%
Massachusetts (Commonwealth of) Water Resources Authority; Series 2011 C, Ref. RB (d)	5.00%	08/01/2030	1,500	1,584,570
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	1,850	2,079,252
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	2,525	2,670,793
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB (j)(k)	5.00%	07/01/2021	1,575	1,656,554
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (j)(k)	7.25%	01/01/2021	900	936,468
Massachusetts (State of) Port Authority; Series 2019 A, Ref. RB (f)	5.00%	07/01/2036	740	890,079
				9,817,716
Michigan–4.94%
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(b)(d)(i)	5.00%	07/01/2043	1,590	1,802,313
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (d)	5.00%	04/15/2041	2,190	2,634,899
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,576,098
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,245	1,416,586
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	615	759,181
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	$ 950	$ 993,348
Series 2014 C-3, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	2,500	2,855,100
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	532,428
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	539,229
Series 2015, Ref. RB	5.00%	07/01/2035	970	1,146,822
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	1,740	1,913,217
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (d)	5.00%	12/01/2046	2,965	3,402,782
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,247,670
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (f)	5.00%	06/30/2033	600	658,260
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	2,500	2,500,050
Oakland University; Series 2012, RB	5.00%	03/01/2032	1,145	1,221,955
				25,199,938
Minnesota–0.29%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	376,664
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	925	1,077,292
				1,453,956
Mississippi–0.24%
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(b)	5.00%	01/01/2048	1,010	1,209,899
Missouri–1.32%
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,776,963
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	800	851,240
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(b)(f)	5.00%	03/01/2049	745	864,759
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	342,134
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	234,034
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,219,133
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,565	1,458,392
				6,746,655
Nebraska–1.64%
Central Plains Energy Project (No. 3);
Series 2012, RB (o)	5.25%	09/01/2037	1,000	1,080,460
Series 2012, RB (o)	5.00%	09/01/2042	3,250	3,493,620
Series 2017 A, Ref. RB	5.00%	09/01/2034	155	196,748
Series 2017 A, Ref. RB	5.00%	09/01/2042	1,610	2,105,606
Central Plains Energy Project (No. 4); Series 2018, RB (k)	5.00%	01/01/2024	1,345	1,494,456
				8,370,890
New Hampshire–0.36%
National Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	1	1,022
New Hampshire (State of) Health and Education Facilities Authority Act; Series 2020 A, RB	5.00%	08/01/2059	1,340	1,844,068
				1,845,090
New Jersey–6.73%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	685	846,879
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. RB (INS - NATL)(b)(d)(i)	5.50%	09/01/2022	2,820	2,944,870
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB (f)	5.13%	09/15/2023	650	648,453
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (f)	5.00%	10/01/2037	715	760,467
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (j)(k)	5.88%	06/01/2020	1,800	1,800,000
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (f)	5.38%	01/01/2043	$ 2,000	$ 2,169,280
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (f)	5.00%	12/01/2024	830	945,221
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 D, RB	5.00%	12/15/2023	1,700	1,783,079
Series 2011 A, RB (j)(k)	5.50%	06/15/2021	800	843,864
Series 2011 B, RB	5.50%	06/15/2031	790	802,498
Series 2014, RB	5.00%	06/15/2030	685	743,122
Series 2015 AA, RB	5.25%	06/15/2033	1,150	1,207,212
Series 2018 A, Ref. RB	5.00%	12/15/2024	355	376,378
Series 2018 A, Ref. RB	5.00%	12/15/2032	925	985,606
Series 2018 A, Ref. RN (d)(i)	5.00%	06/15/2029	1,190	1,287,449
Series 2018 A, Ref. RN (d)(i)	5.00%	06/15/2030	405	435,910
Series 2018 A, Ref. RN (d)(i)	5.00%	06/15/2031	565	605,285
Subseries 2016 A-1, RN	5.00%	06/15/2028	770	837,190
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (j)(k)	5.00%	07/01/2022	2,600	2,860,702
New Jersey Economic Development Authority; Series 2004 A, RB (INS - BHAC)(b)(d)	5.25%	07/01/2026	6,625	7,390,519
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	1,225	1,271,072
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	1,880	2,065,594
Series 2018 A, Ref. RB	5.25%	06/01/2046	625	698,413
				34,309,063
New Mexico–0.50%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,275	2,277,321
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	300	265,371
				2,542,692
New York–18.77%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (e)(f)	5.25%	12/31/2033	200	188,316
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	2,070,103
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(b)(d)	4.00%	02/15/2047	2,470	2,698,253
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,425	1,456,321
Series 2016 A1, RB	5.00%	11/15/2041	1,510	1,573,012
Series 2016 B, Ref. RB	5.00%	11/15/2037	110	115,408
Series 2017 C1, RB	5.00%	11/15/2023	450	470,138
Series 2020 A-1, RB (INS - BAM)(b)	4.00%	11/15/2053	295	312,585
Series 2020 A-2, RB	4.00%	02/01/2022	870	872,880
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,096,271
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (d)(f)	5.00%	09/15/2028	2,460	2,998,027
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010 8, RB	6.00%	12/01/2036	2,250	2,262,780
Series 2010, RB	5.50%	12/01/2031	500	502,870
New York (City of), NY Municipal Water Finance Authority;
Series 2010 FF, RB	5.00%	06/15/2031	3,000	3,005,250
Series 2013 DD, RB	5.00%	06/15/2035	1,000	1,113,660
New York (City of), NY Transitional Finance Authority; Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	925	1,153,947
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,543,697
New York (State of) Dormitory Authority; Series 2018 E, RB (d)	5.00%	03/15/2045	4,260	5,186,848
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (d)	5.00%	03/15/2030	2,505	2,592,500
Series 2013 A, RB (j)(k)	5.00%	02/15/2023	7,900	8,921,628
Series 2014 C, RB (d)	5.00%	03/15/2040	4,210	4,746,522
Series 2018 A, Ref. RB	5.25%	03/15/2038	925	1,156,925
New York (State of) Metropolitan Transportation Authority; Subseries 2015 A-2, RB (SIFMA Municipal Swap Index + 0.58%)(k)(l)	0.72%	12/01/2038	435	435,000
New York (State of) Thruway Authority; Series 2011 A-1, RB (d)	5.00%	04/01/2029	4,140	4,290,655
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (d)	5.00%	12/15/2031	2,785	3,192,613
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2037	$ 1,495	$ 1,765,655
New York City Transitional Finance Authority Future Tax Secured Revenue; Series 2020-XF2864, Ctfs. (d)	4.00%	11/01/2045	2,490	2,834,666
New York City Water & Sewer System; Series 2012 FF, RB (d)	5.00%	06/15/2045	5,515	5,932,375
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	4,995	4,953,092
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,000	2,131,340
New York Power Authority; Series 2020-XF0956, Ctfs. (d)	4.00%	11/15/2050	2,750	3,208,975
New York State Thruway Authority;
Series 2020-XM0830, Ctfs. (d)	4.00%	01/01/2050	4,030	4,318,629
Series 2020-XX1127, Ctfs. (INS - AGM)(b)(d)(i)	4.00%	01/01/2050	1,950	2,114,892
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (f)	5.00%	08/01/2026	1,285	1,240,693
Series 2016, Ref. RB (f)	5.00%	08/01/2031	500	482,140
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	180	181,127
Series 2018, RB (f)	5.00%	01/01/2033	1,565	1,574,797
Series 2018, RB (f)	5.00%	01/01/2034	1,285	1,293,044
Series 2018, RB (f)	4.00%	01/01/2036	1,125	1,100,925
Series 2018, RB (f)	5.00%	01/01/2036	335	337,097
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	2,465	2,574,865
Series 2016 A, RB (f)	5.25%	01/01/2050	1,355	1,425,501
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,305,645
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (j)	6.13%	01/01/2021	230	237,972
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,710,819
				95,680,458
North Carolina–2.49%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054	1,810	1,847,322
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (d)	5.00%	10/01/2055	7,265	9,038,822
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	1,230	1,816,267
				12,702,411
North Dakota–0.82%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	1,000	1,003,600
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	1,615	1,687,626
Series 2017 C, RB	5.00%	06/01/2048	1,440	1,499,429
				4,190,655
Ohio–7.51%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	699,515
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	918,359
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,670	2,847,795
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,095	1,289,133
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	470,821
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	355	396,524
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,365	2,502,927
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,910	7,994,400
Series 2020 B-3, Ref. RB (g)	0.00%	06/01/2057	2,670	345,391
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	900	922,968
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (e)	5.00%	06/01/2028	620	621,581
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,290	1,380,571
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB (d)	5.00%	11/15/2036	2,685	2,806,926
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	780	856,011
Hamilton (County of), OH (Christ Hospital); Series 2012, RB (j)(k)	5.25%	06/01/2022	2,750	3,022,607
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	$ 1,135	$ 1,053,121
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	1,885	2,136,723
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (j)(k)	6.25%	06/01/2021	875	926,161
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,250	1,286,900
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038	1,025	608,010
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(b)(f)	5.00%	12/31/2039	615	700,399
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB (f)(k)	2.60%	10/01/2029	1,000	1,010,550
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(f)	4.25%	01/15/2038	440	443,216
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/2035	1,445	1,449,870
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,245	1,614,553
				38,305,032
Oklahoma–1.42%
Edmond Public Works Authority;
Series 2017, RB (d)	5.00%	07/01/2042	2,035	2,476,066
Series 2017, RB (d)	5.00%	07/01/2047	1,985	2,391,230
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	1,630	1,779,732
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (c)	5.00%	08/01/2052	1,485	594,000
				7,241,028
Oregon–0.62%
University of Oregon; Series 2020, RB (d)(i)	5.00%	04/01/2050	2,500	3,142,675
Pennsylvania–3.36%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,120,470
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network); Series 2018 A, Ref. RB	4.00%	04/01/2044	625	646,737
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	497,865
Pennsylvania (State of) Turnpike Commission;
Series 2014 A, RB (h)	4.75%	12/01/2037	740	805,312
Series 2018 A-2, RB	5.00%	12/01/2048	890	1,054,819
Series 2018 B, RB	5.25%	12/01/2048	875	1,045,537
Subseries 2010 B-2, RB (h)(j)(k)	5.75%	12/01/2020	2,500	2,568,551
Subseries 2010 B-2, RB (h)(j)(k)	6.00%	12/01/2020	1,550	1,594,252
Subseries 2014 A-2, RB (h)	5.13%	12/01/2039	1,000	1,024,480
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,750	2,010,435
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	840	1,000,356
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047	2,190	2,453,041
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	545	613,196
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	709,984
				17,145,035
Puerto Rico–4.22%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,575	2,588,390
Series 2002, RB	5.63%	05/15/2043	1,110	1,114,662
Series 2005 A, RB (g)	0.00%	05/15/2050	4,515	664,608
Series 2005 B, RB (g)	0.00%	05/15/2055	2,000	160,160
Series 2008 A, RB (g)	0.00%	05/15/2057	11,190	612,653
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	300	303,003
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.00%	07/01/2044	1,125	1,141,875
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	1,440	1,425,758
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2033	550	543,120
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2035	480	472,733
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(b)	4.75%	07/01/2038	$ 500	$ 463,055
Series 2007 CC, Ref. RB (INS - AGM)(b)	5.25%	07/01/2033	920	979,147
Series 2007 N, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	575	569,313
Series 2007 N, Ref. RB (INS - AGC)(b)	5.25%	07/01/2034	900	959,643
Series 2007 N, Ref. RB (INS - AGC)(b)	5.25%	07/01/2036	800	852,928
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2024	1,510	1,525,115
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2027	335	264,600
Series 2018 A-1, RB (g)	0.00%	07/01/2029	785	568,803
Series 2018 A-1, RB (g)	0.00%	07/01/2031	1,830	1,204,561
Series 2018 A-1, RB (g)	0.00%	07/01/2033	650	390,286
Series 2018 A-1, RB (g)	0.00%	07/01/2051	3,100	588,070
Series 2018 A-1, RB	4.75%	07/01/2053	1,015	990,153
Series 2018 A-1, RB	5.00%	07/01/2058	2,340	2,347,628
Series 2019 A-2, RB	4.33%	07/01/2040	815	784,437
				21,514,701
Rhode Island–0.11%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	530	579,624
South Carolina–2.00%
Greenville (City of), SC; Series 2002, Ref. RB (INS - NATL)(b)	5.25%	04/01/2021	45	45,173
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (j)(k)	5.25%	08/01/2023	1,200	1,386,072
South Carolina (State of) Ports Authority; Series 2015, RB (f)(j)(k)	5.25%	07/01/2025	3,650	4,514,539
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	890	953,047
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (d)	5.00%	01/01/2033	3,300	3,306,336
				10,205,167
South Dakota–0.50%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,235	1,344,717
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,217,150
				2,561,867
Tennessee–2.79%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,295	1,454,842
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(b)(g)	0.00%	07/01/2026	12,525	11,391,988
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	789,303
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB (f)	5.00%	07/01/2049	490	576,534
				14,212,667
Texas–18.22%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,600	1,744,432
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,344,463
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034	3,000	3,043,110
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,585	2,621,604
Series 2013 A, RB (f)	5.00%	11/01/2030	1,000	1,069,640
Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB (d)	5.00%	11/01/2021	2,000	2,136,940
Houston (City of), TX;
Series 2011 D, RB (d)	5.00%	11/15/2033	3,150	3,366,846
Series 2018, RB (f)	5.00%	07/15/2028	375	374,978
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	645	643,355
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	1,305	1,297,783
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,015	1,035,483
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority;
Series 2012 A, Ref. RB	5.00%	05/15/2039	$ 2,270	$ 2,438,684
Series 2012-A, Ref. RB (j)(k)	5.00%	05/15/2022	5	5,455
Series 2012-A, Ref. RB	5.00%	05/15/2033	1,730	1,868,711
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,500	1,555,575
Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(b)(f)	5.13%	11/01/2028	5,000	6,240,950
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (e)(f)	4.63%	10/01/2031	2,305	2,326,921
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	166,822
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	945,760
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS - AGM)(b)	5.00%	04/01/2046	2,505	2,694,603
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	330,047
Series 2017, Ref. RB	5.00%	01/01/2047	460	403,098
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2047	1,000	654,740
North Texas Tollway Authority;
Series 2011 A, RB (d)	5.50%	09/01/2036	3,180	3,387,749
Series 2015 B, Ref. RB (d)(i)	5.00%	01/01/2040	7,525	8,105,930
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,000	2,206,180
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (d)	5.00%	02/15/2047	2,585	2,998,574
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,610	1,528,743
Series 2016, Ref. RB	5.00%	05/15/2045	755	681,357
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (c)	5.63%	11/15/2027	1,000	700,000
Series 2007, RB (c)	5.75%	11/16/2037	585	409,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	335	324,528
Series 2017A, RB	6.38%	02/15/2048	1,490	1,293,812
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,762,922
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,290	1,549,290
Series 2019, RB (g)	0.00%	08/01/2040	1,500	609,600
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB (j)(k)	5.00%	08/15/2022	3,310	3,661,357
Series 2015 B, Ref. RB (g)	0.00%	08/15/2036	2,650	1,373,071
Series 2015 B, Ref. RB (g)	0.00%	08/15/2037	955	472,142
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,105	3,265,560
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	210	248,770
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,225	4,856,806
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	1,650	1,746,740
Series 2012, RB	5.00%	12/15/2030	1,000	1,055,330
Series 2012, RB	5.00%	12/15/2031	4,875	5,132,790
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	870	878,822
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	650	653,263
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,150	1,305,756
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB (f)	5.00%	06/30/2058	1,780	1,959,887
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	410	411,152
				92,889,631
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–1.24%
Salt Lake (City of), UT;
Series 2017 A, RB (d)(f)	5.00%	07/01/2047	$ 2,065	$ 2,315,836
Series 2018 A, RB (f)	5.00%	07/01/2048	885	1,004,767
Series 2018 A, RB (f)	5.25%	07/01/2048	1,185	1,366,400
Utah (County of), UT; Series 2016 B, RB (d)	4.00%	05/15/2047	1,515	1,628,064
				6,315,067
Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	475	448,718
Series 2010 A, RB	5.00%	10/01/2029	890	831,109
				1,279,827
Virginia–2.51%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	935	1,434,917
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	245	205,910
Virginia (State of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,000	1,140,340
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC); Series 2019, RB (f)	5.00%	01/01/2044	1,480	1,508,313
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (f)	5.00%	01/01/2040	280	285,572
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037	620	648,191
Series 2012, RB (f)	5.50%	01/01/2042	2,705	2,788,287
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (f)	5.00%	07/01/2034	2,735	2,791,970
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2052	1,285	1,344,932
Virginia (State of) Small Business Financing Authority (Transform 66); Series 2017, RB (f)	5.00%	12/31/2049	610	640,354
				12,788,786
Washington–4.93%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (f)	5.50%	07/01/2025	1,675	1,762,452
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,150	1,388,004
Kalispel Tribe of Indians; Series 2018 B, RB (e)	5.00%	01/01/2032	700	744,891
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030	2,265	2,430,458
Washington (State of); Series 2019 A, GO Bonds (d)	5.00%	08/01/2042	1,400	1,763,384
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds (d)	5.00%	06/01/2033	2,700	2,809,647
Series 2011 C, GO Bonds (d)	5.00%	06/01/2041	645	671,193
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	875	942,917
Series 2018, RB (d)(i)	5.00%	07/01/2048	3,130	3,363,435
Series 2018, RB	5.00%	07/01/2048	625	662,719
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB (d)(i)	5.00%	08/01/2044	2,710	3,035,742
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (d)	5.00%	02/01/2041	2,550	2,630,300
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (j)(k)	6.25%	05/15/2021	1,125	1,189,530
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,744,557
				25,139,229
West Virginia–0.28%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (e)	7.50%	06/01/2043	625	614,988
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (c)	6.00%	10/01/2020	525	236,250
Series 2008, RB (c)	6.25%	10/01/2023	1,270	571,500
				1,422,738
Wisconsin–3.30%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031	685	593,333
Series 2017, RB (e)	6.75%	12/01/2042	1,595	1,391,430
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (d)	5.00%	03/01/2046	$ 2,880	$ 3,290,285
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	465	414,343
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (f)	5.38%	11/01/2021	500	501,915
Series 2007 B, RB (f)	5.75%	11/01/2037	460	461,780
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,898,976
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (j)(k)	5.00%	08/15/2022	1,400	1,540,434
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	490	404,250
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,328,003
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,322,808
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	690,120
				16,837,677
Wyoming–0.39%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(b)(d)	5.00%	01/01/2047	1,675	1,984,155
TOTAL INVESTMENTS IN SECURITIES(p)–168.62% (Cost $820,529,530)					859,740,539
FLOATING RATE NOTE OBLIGATIONS–(26.96)%
Notes with interest and fee rates ranging from 0.52% to 1.21% at 05/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(q)					(137,480,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(42.36)%					(215,968,499)
OTHER ASSETS LESS LIABILITIES–0.70%					3,587,152
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$509,879,192
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $5,226,592, which represented 1.03% of the Trust’s Net Assets.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $27,462,014, which represented 5.39% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $26,863,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Security subject to crossover refunding.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Trust’s investments with a value of $218,142,312 are held by TOB Trusts and serve as collateral for the $137,480,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	76	September-2020	$(10,568,750)	$(14,250)	$(14,250)

(a)	Futures contracts collateralized by $283,347 cash held with , the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$859,219,111	$521,428	$859,740,539
Other Investments - Liabilities*
Futures Contracts	(14,250)	—	—	(14,250)
Total Investments	$(14,250)	$859,219,111	$521,428	$859,726,289

*	Unrealized appreciation (depreciation).
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Advantage Municipal Income Trust II